Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other assets
Schedule of prepayments and other assets

(In thousands)	December 31, 2022	December 31, 2023
Current portion:
Advances to suppliers (note a)	4,042	3,059
Receivable related to an asset disposal in 2019	3,316	3,247
Receivable from a business disposal in 2015	4,288	—
Loans to employees (note b)	1,851	2,082
Rental and other deposits	1,397	1,561
Others	4,040	5,660
Less: Allowance for current expected credit losses	(10,667)	(6,186)
Total of prepayments and other current assets	8,267	9,423
Non-current portion:
Loans to employees, non-current portion (note b)	1,543	1,687
Advances to suppliers, non-current portion (note a)	594	266
Total of long-term prepayments and other assets	2,137	1,953

Notes:

(a)	Advances to suppliers primarily include prepayments to bandwidth suppliers, prepayments for the construction and improvements related to Xunlei Tower and other prepaid expenses.
(b)	The Group entered into loan contracts with certain employees, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of 5 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.

Schedule of movement in allowance for current expected credit loss

(In thousands)	December 31, 2021	December 31, 2022	December 31, 2023
Balance at beginning of the year	10,283	11,069	10,667
Additions	745	745	—
Reversals	(150)	(197)	(100)
Write-off	(54)	—	(4,234)
Exchange difference	245	(950)	(147)
Balance at end of the year	11,069	10,667	6,186